Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	RiceBran Technologies	RiceBran Technologies
Entity Central Index Key	0001063537	0001063537
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Document Type	POS AM	POS AM
Amendment Flag	true	true
Amendment Description	On September 30, 2013, RiceBran Technologies (the Company) filed with the Securities and Exchange Commission (the Commission) a registration statement on Form S-1 (File No. 333-191448) (Form S-1), which was amended by pre-effective amendments filed on November 18, 2013, and December 11, 2013, to register the offer and sale of 2,012,500 shares of our common stock and warrants to purchase 2,012,500 shares of common stock (Securities) on a delayed or continuous basis. The Form S-1 was declared effective by the Commission on December 12, 2013. We sold warrants to purchase 1,876,872 shares of its common stock pursuant to the Form S-1. This post-effective amendment No. 1 to Form S-1 is being filed to (i) deregister certain securities, and (ii) register only 1,876,872 shares of common stock issuable upon exercise of the warrants already issued (the Securities). No further offering will be made pursuant to this post-effective amendment. All filing fees payable in connection with the registration of the Securities were previously paid by the registrant in connection with the filing of the Form S-1. Deregistration of Unsold Securities In accordance with the undertaking contained in the Form S-1 pursuant to Item 512(a)(3) of Regulation S-K, we respectfully request that the Commission remove from registration a total of 135,628 shares of common stock and warrants to purchase 135,628 shares of common stock (and the shares of common stock issuable upon exercise of such warrants) that remain unsold under the Form S-1. We are requesting the removal from registration of these securities as the offering of these securities has terminated. Accordingly, we hereby deregister 135,628 shares of our common stock and warrants to purchase 135,628 shares of our common stock (and the shares of common stock issuable upon exercise of such warrants) registered pursuant to the Form S-1 and remaining unsold thereunder. Registration of Common Stock Upon Exercise of Warrants This post-effective amendment also contains an updated prospectus relating to the Securities which were registered on the Form S-1. This post-effective amendment is being filed in compliance with Section 10(a)(3) of the Securities Act of 1933, as amended.	On September 30, 2013, RiceBran Technologies (the Company) filed with the Securities and Exchange Commission (the Commission) a registration statement on Form S-1 (File No. 333-191448) (Form S-1), which was amended by pre-effective amendments filed on November 18, 2013, and December 11, 2013, to register the offer and sale of 2,012,500 shares of our common stock and warrants to purchase 2,012,500 shares of common stock (Securities) on a delayed or continuous basis. The Form S-1 was declared effective by the Commission on December 12, 2013. We sold warrants to purchase 1,876,872 shares of its common stock pursuant to the Form S-1. This post-effective amendment No. 1 to Form S-1 is being filed to (i) deregister certain securities, and (ii) register only 1,876,872 shares of common stock issuable upon exercise of the warrants already issued (the Securities). No further offering will be made pursuant to this post-effective amendment. All filing fees payable in connection with the registration of the Securities were previously paid by the registrant in connection with the filing of the Form S-1. Deregistration of Unsold Securities In accordance with the undertaking contained in the Form S-1 pursuant to Item 512(a)(3) of Regulation S-K, we respectfully request that the Commission remove from registration a total of 135,628 shares of common stock and warrants to purchase 135,628 shares of common stock (and the shares of common stock issuable upon exercise of such warrants) that remain unsold under the Form S-1. We are requesting the removal from registration of these securities as the offering of these securities has terminated. Accordingly, we hereby deregister 135,628 shares of our common stock and warrants to purchase 135,628 shares of our common stock (and the shares of common stock issuable upon exercise of such warrants) registered pursuant to the Form S-1 and remaining unsold thereunder. Registration of Common Stock Upon Exercise of Warrants This post-effective amendment also contains an updated prospectus relating to the Securities which were registered on the Form S-1. This post-effective amendment is being filed in compliance with Section 10(a)(3) of the Securities Act of 1933, as amended.
Document Period End Date	Mar. 31, 2014	Dec. 31, 2013